FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Net Book Value	$ 281	$ 417
Fair Value	281	417
Disclosure of financial liabilities [line items]
Net Book Value	924	866
Fair Value	925	908
Accounts payable and accrued liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	293	282
Fair Value	293	282
Automatic share purchase plan accrual | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	42	0
Fair Value	42	0
Long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	555	555
Fair Value	556	597
Other liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	34	29
Fair Value	34	29
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	128	241
Fair Value	128	241
Accounts receivable | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	149	174
Fair Value	149	174
Other assets | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	4	2
Fair Value	$ 4	$ 2